Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, impairment loss				$ 471,000	$ 60,000
Intangible assets, total impairment losses				57,000	5,000
Prepaid licensing and royalty, total impairment losses				1,386,000	4,187,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cost method investment, carrying amount		$ 52,000
Cost method investment, written down		0
Cost method investment, impairment charges		$ 52,000	[1]		$ 52,000
Property, plant and equipment, impairment loss	[2]			471,000
Intangible assets, total impairment losses	[3]			57,000
Prepaid licensing and royalty, written down				0
Prepaid licensing and royalty, total impairment losses				$ 1,400,000

[1]	Impairment losses on certain cost method investments which were determined to be impaired: In 2017, certain cost method investment with carrying amounts of $52 thousand was considered fully impaired as it has incurred consecutive losses but unable to reduce cash burn, and thus its cash was expected to be depleted within months. Therefore it was fully written down to zero, resulting in an impairment charge of $52 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.
[2]	Impairment losses on certain property, plant, and equipment which were determined to be impaired: In 2016, we recognized an impairment loss of $471 thousand on property, plant and equipment as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.
[3]	Impairment losses on certain intangible assets which were determined to be impaired: In 2016, we recognized an impairment loss of $57 thousand on intangible assets as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those intangibles assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.